Note 16 - Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
Commitments to Extend Credit [Table Text Block]
(In thousands)	2014	2013

Loan commitments:
Fixed rate	$351	$865
Adjustable rate	7,062	5,453

Unused lines of credit on credit cards	4,732	3,821
Undisbursed commercial and personal lines of credit	19,390	19,484
Undisbursed portion of construction loans in process	3,325	7,142
Undisbursed portion of home equity lines of credit	24,206	20,980

Total commitments to extend credit	$59,066	$57,745